CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
(Loss) profit for the year		$ (285,640)	$ 24,573	[1]	$ (5,822)	[1]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		(40,528)	24,235		(14,821)
Depreciation and amortization charges, operating allowances and write-downs		123,024	119,137		104,529
Finance income		2,140	(5,374)		(3,708)
Finance costs		66,139	62,022		65,412
Financial derivative (gain) loss		(2,729)	(2,838)		6,850
Exchange differences		(2,884)	14,136		(8,214)
Impairment losses		175,899	58,919		30,957
Bargain purchase gain	[1]		(40,142)
Gain on disposal of discontinued operations		(85,101)
Loss (gain) due to changes in the value of assets		1,574	7,623		(7,504)
(Gain) loss on disposal of non-current assets		2,223	(14,564)		4,316
Share-based compensation		4,879	2,798		2,405
Other loss					2,613
Changes in operating assets and liabilities:
(Increase) decrease in inventories		91,531	(101,024)		(16,274)
(Increase) decrease in trade and other receivables		30,933	(25,807)		50,168
Increase (decrease) in trade and other payables		(63,187)	55,410		17,613
Other changes in operating assets and liabilities		(45,878)	(25,901)		(12,251)
Income tax paid		(3,589)	(36,408)		(26,764)
Interest paid		(43,033)	(43,018)		(39,130)
Net cash (used) provided by operating activities		(74,227)	73,777		150,375
Cash flows from investing activities:
Interest and finance income received		1,673	3,833		952
Payments due to investments:
Acquisition of subsidiaries		9,088	(20,379)
Other intangible assets		(184)	(3,313)		(811)
Property, plant and equipment		(32,445)	(106,136)		(74,616)
Other financial assets		(1,248)			(343)
Disposals:
Disposal of subsidiaries		176,590	20,533
Other non-current assets		8,668	12,734
Other		3,768	6,853
Net cash provided (used) by investing activities		165,910	(85,875)		(74,818)
Cash flows from financing activities:
Dividends paid			(20,642)
Payment for debt issuance costs		(15,117)	(4,905)		(16,765)
Repayment of hydro leases		(55,352)
Repayment of other financial liabilities			(33,096)
Proceeds from debt issuance					350,000
Increase (decrease) in bank borrowings:
Borrowings		245,629	252,200		31,455
Payments		(329,501)	(106,514)		(453,948)
Proceeds from stock option exercises			240		180
Other amounts (paid) due to financing activities		(26,631)	(13,880)		(24,319)
Payments to acquire or redeem own shares			(20,100)
Net cash (used) provided by financing activities		(180,972)	53,303		(113,397)
Total net cash flows for the year		(89,289)	41,205		(37,840)
Beginning balance of cash and cash equivalents		216,647	184,472		196,982
Exchange differences on cash and cash equivalents in foreign currencies		(4,183)	(9,030)		25,330
Ending balance of cash and cash equivalents		$ 123,175	$ 216,647		$ 184,472

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.